SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Jun. 25, 2026 USD ($) $ / shares shares	Jun. 17, 2026 shares	May 27, 2026 $ / shares shares	May 05, 2024 $ / shares	Jun. 29, 2026 option shares	Mar. 31, 2025 USD ($)
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares | $						$ 15,322
Minimum | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share) | $ / shares				$ 27.17
Maximum | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share) | $ / shares				$ 119.70
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of options vested and expired (in shares) | shares					13,760
Pre-funded warrants exercised (in shares) | shares		42,997
Number of converted common shares (in shares) | shares		42,994
Payments relating to royalties, fees and commissions | $	$ 3,000
Potential ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares			1,919,290
At-the-market offering - net of share issuance costs (in shares) | shares	10,309,280
Weighted average share price | $ / shares	$ 4.85
Proceeds from issue of ordinary shares | $	$ 50
Potential ordinary share transactions | Minimum | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share) | $ / shares			$ 13.11
Potential ordinary share transactions | Maximum | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD/CAD per share) | $ / shares			$ 21.28
Potential ordinary share transactions | RSU
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments expired in share-based payment arrangement (in shares) | option					1,010,000
Potential ordinary share transactions | PSU
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments expired in share-based payment arrangement (in shares) | option					325,000